OPERATING EXPENSES - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	$ 16,140	$ 15,386	$ 32,330	$ 30,085
Total technology expenses	7,914	6,141	14,572	11,864
Legal And Consultancy Fees
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	188	92	273	183
Hosting and website content
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	114	162	199	297
Consultancy fees
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total technology expenses	$ 180	276	$ 439	500
Consultancy fees | Reclassification adjustment
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total technology expenses		$ 276		$ 500